KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

No Load Class

Supplement dated November 10, 2009,
to the Prospectus dated April 30, 2009, as supplemented August 7, 2009

Effective immediately, the first and second paragraphs of the section entitled “Principal Investment Strategies” on pages 46 and 47 of the Prospectus are deleted and replaced with the following:

The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components. Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

Advisor Classes

Supplement dated November 10, 2009,
to the Prospectus dated April 30, 2009, as supplemented August 7, 2009

Effective immediately, the first and second paragraph of the section entitled “Principal Investment Strategies” on pages 48 and 49 of the Prospectus are deleted and replaced with the following:

The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

Institutional Class

Supplement dated November 10, 2009,
to the Prospectus dated April 30, 2009, as supplemented August 7, 2009

Effective immediately, the first and second paragraph of the section entitled “Principal Investment Strategies” on pages 47 and 48 of the Prospectus are deleted and replaced with the following:

The Multi-Disciplinary Fund seeks to achieve its investment objective of total return by investing all of its investable assets in the Multi-Disciplinary Portfolio. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation, if any. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income and derivatives components.  Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Global Fund

No Load, Advisor, and Institutional Classes

Supplement dated November 10, 2009,
to the Statement of Additional Information (“SAI”)
dated April 30, 2009, as supplemented August 7, 2009

Effective immediately, the section entitled “Investment Policies and Associated Risks – Restricted and Illiquid Securities” on page 10 of the SAI is deleted and replaced with the following:

Restricted and Illiquid Securities

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.  Each Portfolio may invest in a limited amount of securities that are illiquid at the time of purchase, including restricted securities and other securities for which market quotations are not readily available.  Restricted securities are any securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) and are illiquid.  For purposes of each Portfolio’s limitation on purchases of illiquid securities described in “Investment Restrictions” above, securities that are not registered under the 1933 Act and are determined to be liquid based upon a review of the trading markets for the specific restricted security will not be included.  This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE